Guarantees and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Guarantees [Abstract]
Guarantees – Carrying Value and Maximum Exposure to Loss	Table 17.1 shows carrying value and maximum exposure to loss on our guarantees.
Table 17.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2023
Standby letters of credit (1)	$90	14,211	5,209	2,931	105	22,456	7,711
Direct pay letters of credit (1)	8	1,446	2,268	247	5	3,966	957
Loans and LHFS sold with recourse	72	249	2,957	3,385	7,228	13,819	10,612
Exchange and clearing house guarantees	—	13,550	—	—	—	13,550	—
Other guarantees and indemnifications (2)	22	687	854	116	463	2,120	634
Total guarantees	$192	30,143	11,288	6,679	7,801	55,911	19,914
December 31, 2022
Standby letters of credit (1)	$112	14,014	4,694	3,058	53	21,819	7,071
Direct pay letters of credit (1)	13	1,593	2,734	465	5	4,797	1,283
Loans and LHFS sold with recourse	16	322	1,078	3,408	8,906	13,714	11,399
Exchange and clearing house guarantees	—	4,623	—	—	—	4,623	—
Other guarantees and indemnifications (2)	—	548	1	10	201	760	515
Total guarantees	$141	21,100	8,507	6,941	9,165	45,713	20,268
(1)Standby and direct pay letters of credit are reported net of syndications and participations.
(2)Includes indemnifications provided to certain third-party clearing agents. Estimated maximum exposure to loss was $7 million and $157 million with related collateral of $27 million and $1.3 billion as of December 31, 2023 and 2022, respectively.